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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farallon Capital Management, L.L.C.
Address:   One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-03896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Managing Member
Phone:    (415) 421-2132

Signature, Place, and Date of Signing:


/s/ Mark C. Wehrly        San Francisco, California          February 14, 2012
-------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     64

Form 13F Information Table Value Total:     $4,169,420
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1          28-06372          Farallon Partners, L.L.C.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/      SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT      PRN CALL DSCRETN MANAGERS    SOLE   SHARED NONE
------------------------------ ---------------- --------- ------------ ------------ --- ---- ------- -------- --------- ------ ----
ADVANCED ANALOGIC TECHNOLOGI   COM              00752J108        5,780    1,000,000 SH       OTHER   01       1,000,000
AMERICAN TOWER CORP            COM              029912201       84,614    1,410,000 SH       OTHER   01       1,410,000
BAXTER INTL INC                COM              071813109       43,790      885,000 SH       OTHER   01         885,000
BEACON ROOFING SUPPLY INC      COM              073685109        8,828      436,364 SH       OTHER   01         436,364
BLUE COAT SYSTEMS INC          COM NEW          09534T508        5,090      200,000 SH       OTHER   01         200,000
BP PLC                         SPONSORED ADR    055622104       76,718    1,795,000 SH       OTHER   01       1,795,000
CHECK POINT SOFTWARE TECH LT   ORD              M22465104       64,887    1,235,000 SH       OTHER   01       1,235,000
CHEVRON CORP NEW               COM              166764100       32,612      306,500 SH  PUT  OTHER   01         306,500
CHIQUITA BRANDS INTL INC       COM              170032809        6,311      756,727 SH       OTHER   01         756,727
CNINSURE INC                   SPONSORED ADR    18976M103          554       80,000 sH       OTHER   01          80,000
COMCAST CORP NEW               CL A             20030N101      102,901    4,340,000 SH       OTHER   01       4,340,000
CVS CAREMARK CORPORATION       COM              126650100       15,628      383,236 SH       OTHER   01         383,236
DELPHI AUTOMOTIVE PLC          SHS              G27823106        1,020       47,368 SH       OTHER   01          47,368
DOLE FOOD CO INC NEW           COM              256603101        3,145      363,636 SH       OTHER   01         363,636
EBAY INC                       COM              278642103       15,024      495,345 SH       OTHER   01         495,345
EL PASO CORP                   COM              28336L109      386,785   14,557,200 SH       OTHER   01      14,557,200
ENCANA CORP                    COM              292505104       12,371      667,636 SH       OTHER   01         667,636
EXXON MOBIL CORP               COM              30231G102       32,294      381,000 SH  PUT  OTHER   01         381,000
FEI CO                         COM              30241L109       28,237      692,428 SH       OTHER   01         692,428
FIDELITY NATL INFORMATION SV   COM              31620M106       75,117    2,825,000 SH       OTHER   01       2,825,000
FLIR SYS INC                   COM              302445101        4,066      162,182 SH       OTHER   01         162,182
FRESH DEL MONTE PRODUCE INC    ORD              G36738105        7,357      294,182 SH       OTHER   01         294,182
FUEL SYS SOLUTIONS INC         COM              35952W103        7,429      450,545 SH       OTHER   01         450,545
GENERAL DYNAMICS CORP          COM              369550108       88,657    1,335,000 SH       OTHER   01       1,335,000
GEOEYE INC                     COM              37250W108       17,789      800,579 SH       OTHER   01         800,579
GOODRICH CORP                  COM              382388106      424,291    3,430,000 SH       OTHER   01       3,430,000
GOOGLE INC                     CL A             38259P508      124,336      192,500 SH       OTHER   01         192,500
HCA HOLDINGS INC               COM              40412C101       12,888      585,000 SH       OTHER   01         585,000
HORSEHEAD HLDG CORP            COM              440694305        1,920      213,100 SH       OTHER   01         213,100
HUDSON PAC PPTYS INC           COM              444097109      144,911   10,233,860 SH       OTHER   01      10,233,860
KNOLOGY INC                    COM              499183804       50,941    3,587,394 SH       OTHER   01       3,587,394
LIFE TECHNOLOGIES CORP         COM              53217V109       21,026      540,364 SH       OTHER   01         540,364
LINKTONE LTD                   ADR              535925101        1,365    1,167,032 SH       OTHER   01       1,167,032
LPL INVT HLDGS INC             COM              50213H100        4,068      133,206 SH       OTHER   01         133,206
MEDCO HEALTH SOLUTIONS INC     COM              58405U102       81,055    1,450,000 SH       OTHER   01       1,450,000
MICROSOFT CORP                 COM              594918104      100,855    3,885,000 SH       OTHER   01       3,885,000
MOTOROLA MOBILITY HLDGS INC    COM              620097105      458,616   11,820,000 SH       OTHER   01      11,820,000
NEWS CORP                      CL A             65248E104      138,474    7,762,000 SH       OTHER   01       7,762,000
NYSE EURONEXT                  COM              629491101        6,329      242,500 SH       OTHER   01         242,500
ORACLE CORP                    COM              68389X105      142,614    5,560,000 SH       OTHER   01       5,560,000
OWENS ILL INC                  COM NEW          690768403      195,639   10,094,900 SH       OTHER   01      10,094,900
PALL CORP                      COM              696429307       53,984      944,596 SH       OTHER   01         944,596
PHARMASSET INC                 COM              71715N106      159,609    1,245,000 SH       OTHER   01       1,245,000
PHARMASSET INC                 COM              71715N106       25,640      200,000 SH  PUT  OTHER   01         200,000
POTASH CORP SASK INC           COM              73755L107        7,656      185,455 SH       OTHER   01         185,455
PROGRESSIVE WASTE SOLUTIONS    COM              74339G101       63,728    3,253,100 SH       OTHER   01       3,253,100
QUALCOMM INC                   COM              747525103       60,115    1,099,000 SH       OTHER   01       1,099,000
S1 CORPORATION                 COM              78463B101        2,871      300,000 SH       OTHER   01         300,000
SANOFI                         RIGHT 12/31/2020 80105N113        5,460    4,550,000 SH       OTHER   01       4,550,000
SAVIENT PHARMACEUTICALS INC    COM              80517Q100          669      300,000 SH       OTHER   01         300,000
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203       17,926      448,043 SH       OTHER   01         448,043
STATE STR CORP                 COM              857477103      132,580    3,289,000 SH       OTHER   01       3,289,000
TARGET CORP                    COM              87612E106      108,190    2,112,256 SH       OTHER   01       2,112,256
TATA MTRS LTD                  SPONSORED ADR    876568502        6,372      377,014 SH       OTHER   01         377,014
TENET HEALTHCARE CORP          COM              88033G100       20,943    4,082,500 SH       OTHER   01       4,082,500
TOWN SPORTS INTL HLDGS INC     COM              89214A102       29,842    4,060,082 SH       OTHER   01       4,060,082
TRANSDIGM GROUP INC            COM              893641100       72,659      759,399 SH       OTHER   01         759,399
UNION PAC CORP                 COM              907818108      113,886    1,075,000 SH       OTHER   01       1,075,000
UNITED RENTALS INC             COM              911363109        3,224      109,100 SH       OTHER   01         109,100
VISA INC                       COM CL A         92826C839       99,499      980,000 SH       OTHER   01         980,000
WELLPOINT INC                  COM              94973V107       65,919      995,000 SH       OTHER   01         995,000
WELLS FARGO & CO NEW           COM              949746101       59,530    2,160,000 SH       OTHER   01       2,160,000
WESTPORT INNOVATIONS INC       COM NEW          960908309        7,785      234,200 SH       OTHER   01         234,200
YAHOO INC                      COM              984332106       15,001      930,000 SH       OTHER   01         930,000